INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature - Additional information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
R&D Capitalized	$ 11,855,766	$ 10,753,047	$ 5,149,684
R&D profit and loss	17,183,041	15,345,315	6,947,460
Total	$ 29,038,807	$ 26,098,362	$ 12,097,144